Valuation and Qualifying Accounts - Valuation and Qualifying Accounts (Detail) (Allowance for Losses on Receivables [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Allowance for Losses on Receivables [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Fiscal Year	$ 3	$ 4	$ 5
Additions	11	6	11
Deductions	(9)	(7)	(12)
Balance at End of Fiscal Year	$ 5	$ 3	$ 4